Submission	May 21, 2025
Submission [Line Items]
Central Index Key	0000946581
Registrant Name	TAKE TWO INTERACTIVE SOFTWARE INC
Registration File Number	333-284748
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES